Convertible Secured Promissory Notes Payable (Details 2) (USD $)	3 Months Ended
Jun. 30, 2014
Original Value - April 16, 2014	$ 2,078,000
Adjustment to fair value	(130,000)
Ending balance - June 30, 2014	1,948,000
Embedded Note Conversion Feature [Member]
Original Value - April 16, 2014	828,000
Adjustment to fair value	(104,000)
Ending balance - June 30, 2014	724,000
Warrant Liability [Member]
Original Value - April 16, 2014	1,250,000
Adjustment to fair value	(26,000)
Ending balance - June 30, 2014	$ 1,224,000